General and Administrative Expenses	3 Months Ended
Mar. 31, 2023
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
10.	GENERAL AND ADMINISTRATIVE EXPENSES

(in thousands)	March 31, 2023	March 31, 2022
Salaries and related expenses	$151	$125
Professional services	565	377
Consulting and director fees	263	419
Travel	14	36
Office and general	326	442
Regulatory and filing fees	27	21
Shareholder relations	46	239
Total	$1,392	$1,659